Statement of Cash Flows - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net loss	$ (25,788)	$ (104,909)	$ (2,728,854)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability		(911,347)
Interest earned on cash and marketable securities held in Trust Account		(5,096)	(42,137)
Interest receivable on cash and marketable securities held in Trust Account			(1,716)
Change in operating assets and liabilities:
Prepaid expenses		(116,512)	(149,725)
Receivable from related party		(13,910)
Other non-currentassets		29,375	(43,083)
Accounts payable	1,549	(21,023)	84,089
Payable to related parties	250	9,358	5,778
Accrued liabilities	5,375	389,324	1,770,980
Other current liabilities		707	363
Net cash used in operating activities	(18,614)	(744,033)	(1,104,305)
INVESTING ACTIVITIES
Investment of cash in Trust Account, net			(202,000,000)
Cash withdrawn from Trust Account			12,723
Net cash used in investing activities			(201,987,277)
FINANCING ACTIVITIES
Proceeds from sale of common stock to Founder	25,000		25,000
Proceeds from sale of Units, net of underwriting discounts paid			196,000,000
Borrowing from a related party	100,000		100,000
Repayment of borrowing from a related party			(100,000)
Payment of deferred offering costs	(46,240)		(697,907)
Net cash provided by financing activities	78,760		204,261,883
Net change in cash during period	60,146	(744,033)	1,170,301
Cash, beginning of period		1,170,301
Cash, end of period	60,146	426,268	1,170,301
SUPPLEMENTAL DISCLOSURES
Cash paid for income taxes			12,723
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Deferred underwriting fee payable upon business combination			8,000,000
Offering costs included in accounts payable, payable to related party and accrued liabilities	$ 349,827
Change in value of common stock subject to possible redemption		$ 104,909	1,230,935
Offering costs included in accrued liabilities			35,000
Underwriters
FINANCING ACTIVITIES
Proceeds from sale of Private Placement Units			2,434,790
Founders
FINANCING ACTIVITIES
Proceeds from sale of Private Placement Units			$ 6,500,000